Share capital - Capital Issued (Details) - EUR (€)			12 Months Ended
	Jun. 27, 2025	Jun. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2025	Jun. 26, 2025	Jun. 21, 2024
Disclosure of classes of share capital
Equity			€ (84,483,000)	€ (65,704,000)	€ (1,843,000)	€ (27,045,000)
Par value per share (euro per share)			€ 0.03
Net losses			€ 23,961,000	68,132,000	39,700,000	57,000,000.0
Capital increase			1,662,000	0	61,641,000
Share Capital
Disclosure of classes of share capital
Equity	€ 1,447,100.13	€ 1,422,805.54	€ 1,452,302.04	€ 1,422,805.54	€ 1,414,000	€ 1,046,000	€ 1,447,100.13	€ 1,422,805.54	€ 1,413,999.85
Number of shares outstanding (in shares)			48,410,068	47,426,851	47,133,328	34,875,872
Increase (decrease) in equity	€ 24,294.6	€ 8,805.69
Capital increase, net (in shares)			983,217	293,523	12,257,456
Capital increase			€ 29,000	€ 9,000	€ 368,000
Share Capital | AGA 2022
Disclosure of classes of share capital
Par value per share (euro per share)	€ 0.03	€ 0.03
Capital increase, net (in shares)	809,820	293,523
Capital increase		€ 9,000
Share Capital | OSA & BSPCE
Disclosure of classes of share capital
Par value per share (euro per share)			€ 0.03
Capital increase, net (in shares)			173,397
Capital increase			€ 5,201.91